PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31,
	2022	2021
Computer, software, and electronic equipment	$12,569	$8,095
Office furniture and equipment	6,926	4,458
Leasehold improvements	13,289	6,700
Capitalized internal software development costs	10,597	5,666
Capital leases	254	254
Property and equipment, gross	43,635	25,173
Less accumulated depreciation and amortization	$(9,219)	$(5,574)
Property and equipment, net	$34,416	$19,599